Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

19. Subsequent events

In January, February, March and April 2023, the Group have set up one-year loans amounting to RMB255,000,000, RMB10,000,000, RMB47,500,000 and RMB200,000,000, respectively, which apply a fixed rate of 4.0%, 5.5%, 4.25% and 8.0%, respectively.

In March 2023, the Group set up a nine-month loan amounting to RMB100,000,000, which applies a fixed rate of 8.0%.